Note 21 - Financial liabilities at amortized cost - Deposits from customers by geographical area and instruments (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 402,184,000,000	€ 384,219,000,000
Demand Deposits And Other By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	158,036,000,000	146,651,000,000
Demand Deposits And Other By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	56,222,000,000	46,372,000,000
Demand Deposits And Other By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	39,161,000,000	43,326,000,000
Demand Deposits And Other By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	17,696,000,000	13,775,000,000
Demand Deposits And Other By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	26,510,000,000	22,748,000,000
Demand Deposits And Other By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	9,644,000,000	6,610,000,000
Demand Deposits And Other By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	943,000,000	909,000,000
Demand Deposits And Other By Geographical Area [Member] | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	308,212,000,000	280,391,000,000
Deposits With Agreed Maturity By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	22,226,000,000	24,958,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	19,498,000,000	19,810,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	11,584,000,000	12,714,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	17,522,000,000	22,257,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	13,012,000,000	13,913,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	9,418,000,000	8,749,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	411,000,000	892,000,000	[1]
Deposits With Agreed Maturity By Geographical Area [Member] | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	93,671,000,000	103,293,000,000	[1]
Repurchase Agreements By Geographical Area [Member] | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	3,000,000	2,000,000
Repurchase Agreements By Geographical Area [Member] | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	95,000,000	523,000,000
Repurchase Agreements By Geographical Area [Member] | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	203,000,000	10,000,000
Repurchase Agreements By Geographical Area [Member] | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	0	0
Repurchase Agreements By Geographical Area [Member] | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	301,000,000	535,000,000
Total | Issued in Euros [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	180,265,000,000	171,611,000,000
Total | United States [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	75,720,000,000	66,181,000,000
Total | Mexico [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	50,840,000,000	56,564,000,000
Total | Turkey [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	35,421,000,000	36,042,000,000
Total | South America [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	39,522,000,000	36,661,000,000
Total | Rest Of Europe [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	19,062,000,000	15,360,000,000
Total | Rest of the world [Member]
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	1,354,000,000	1,801,000,000
Total | Total
Deposits from customers. Breakdown by geographical area and nature of the instrument Line Items
Customer deposits	€ 402,184,000,000	€ 384,219,000,000

[1]	(*) Subordinated deposits are included amounting to €189 million